Financial Instruments - Fair value measurements on a recurring basis (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Cross Currency SWAP	$ 13,525
Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP	13,525
Currency Swap (120,000) [Member]
Cross Currency SWAP	10,068
Currency Swap (120,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP	10,068
Currency Swap (30,000) [Member]
Cross Currency SWAP	2,641
Currency Swap (30,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP	2,641
Currency Swap (100,000) [Member]
Cross Currency SWAP	816
Currency Swap (100,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP	$ 816